INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local taxes (net of federal benefits)	3.10%	3.60%	4.10%
Effect of noncontrolling owned interest in earnings of partnerships	(0.20%)	(0.30%)	(0.20%)
Manufacturing deduction	(2.40%)	(2.40%)	(2.00%)
Tax credits, including foreign tax credit	(1.40%)	(1.60%)	(1.90%)
Change in uncertain tax positions reserve	0.40%	0.30%	(0.20%)
Other permanent differences	0.10%	0.70%	0.60%
Other, net	(0.30%)	(0.30%)	0.30%
Effective income tax rate	34.30%	35.00%	35.70%